Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which is as follows:
Software	10 years

Schedule of Disaggregated Revenue from Contracts with Customers by Revenue Stream	See note 10 for the disaggregated revenue from contracts with customers by revenue stream.
			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
System development	5,903,175	759,808	—	5,969,112	5,969,112	3,602,067
NFT	2,600,000	334,650	—	1,585,000	1,585,000	—
Web and mobile application development	800,000	102,969	—	—	—	391,000
AI-OCR development	807,880	103,984	—	80,970	80,970	68,141
Technological support and maintenance service and other services	2,243,517	288,767	—	1,054,667	1,054,667	360,000
	12,354,572	1,590,178	—	8,689,749	8,689,749	4,421,208

Schedule of Disaggregated Revenue from Contracts with Customers by Timing of Revenue	The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:
			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
Revenue recognized at point in time	10,111,055	1,301,411	—	7,635,082	7,635,082	4,106,208
Revenue recognized over-time	2,243,517	288,767	—	1,054,667	1,054,667	315,000
	12,354,572	1,590,178	—	8,689,749	8,689,749	4,421,208

Schedule of Advance from Customers by Revenue Stream	The following table summarizes advance from customers by revenue stream:
			(Successor)	(Predecessor)
	As of September 30,		As of September 30,
	2024	2024	2023	2022
	HK$	US$	HK$	HK$
System development	658,583	84,767	842,433	325,000
	658,583	84,767	842,433	325,000

Schedule of Deferred Revenue	The details of contract liabilities are as follows:
	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
System development	891,380	114,731	2,568,876
NFT	—	—	2,000,000
AI-OCR development	197,500	25,421	—
Technological support and maintenance service and other services	—	—	—
Web and mobile application development			600,000
	1,088,880	140,152	5,168,876